FINANCIAL INSTRUMENTS (Details 3) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 2,094,412	$ 1,275,756
Business acquisition consideration payable	360,000	$ 360,000
Year 1 [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	2,359,750
Lease liabilities	824,271
Convertible debentures
Debt	1,285,604
Business acquisition consideration payable	360,000
Total	4,829,625
Years 2 To 3 [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Lease liabilities	1,116,399
Convertible debentures
Debt	102,913
Business acquisition consideration payable
Total	1,219,312
Over 3 Years To 5 Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Lease liabilities	978,013
Convertible debentures	2,412,762
Debt
Business acquisition consideration payable
Total	$ 3,390,775